Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill
Cost:	Software	Licences	Goodwill	Total
Balance, December 31, 2023	$19,554	$24,664,298	$—	$24,683,852
Impact of sale of RPK	(18,663)	(24,648,225)	—	(24,666,888)
Movement in exchange rates	(891)	(246)	—	(1,137)
Balance, December 31, 2024	—	15,827	—	15,827
Acquisition (note 4)	—	—	39,572,129	39,572,129
Impact on loss of control of Canmart	—	(17,009)	—	(17,009)
Movement in exchange rates	—	1,182	—	1,182
Balance, December 31, 2025	$—	$—	$39,572,129	$39,572,129
Accumulated amortization:	Software	Licences	Goodwill	Total
Balance, December 31, 2023	$16,992	$4,929,645	$—	$4,946,637
Amortization	—	—	—	—
Impact of sale of RPK	(16,593)	(4,929,645)	—	(4,946,238)
Movement in exchange rates	(399)	—	—	(399)
Balance, December 31, 2024 and 2025	$—	$—	$—	$—

Impairment:	Software	Licences	Goodwill	Total
Balance, December 31, 2023	$2,070	$15,935,463	$—	$15,937,533
Impact of sale of RPK	(2,070)	(15,935,463)	—	(15,937,533)
Balance, December 31, 2024	—		—	—
Addition	—	—	39,572,129	39,572,129
Balance, December 31, 2025	$—	$—	$39,572,129	$39,572,129

Net book value:	Software	Licences	Goodwill	Total
Balance, December 31, 2024	$—	$15,827	$—	$15,827
Balance, December 31, 2025	$—	$—	$—	$—